Statements of Cash Flows - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (630,935)	$ (8,028,536)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		664
Change in fair value of SAFE notes	547,000	4,987,665
Stock-based compensation	700	140,935
Changes in operating assets and liabilities:
Prepaid expenses		(32,113)
Accounts payable	18,994	75,803
Accrued expenses		31,777
Accrued compensation		34,863
Net cash used in operating activities	(64,241)	(2,788,942)
Cash flows from investing activities:
Purchases of property and equipment		(2,657)
Net cash used in investing activities		(2,657)
Cash flows from financing activities:
Proceeds from issuance of common stock to founders	40
Proceeds from restricted stock awards	3	4,692
Proceeds from SAFE notes	1,000,000	8,580,000
Proceeds from related party loan	10,000
Payment of related party loan		(10,000)
Net cash provided by financing activities	1,010,043	8,574,692
Cash and cash equivalents, beginning of the period		945,802
Cash and cash equivalents, end of the period	945,802	6,728,895
Supplemental cash flow information:
Cash paid for interest		350
Supplemental disclosure of non-cash financing activities:
Subscription of SAFE notes	$ 500,000	$ 110,000